Average Annual Total Returns{- Franklin Flex Cap Growth VIP Fund} - FTVIP Class 4-57 - Franklin Flex Cap Growth VIP Fund	Class 4 Return Before Taxes Past 1 year	Class 4 Return Before Taxes Past 5 years	Class 4 Return Before Taxes Past 10 years	Russell 3000® Growth Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Russell 3000® Growth Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Russell 3000® Growth Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	31.03%	11.63%	11.76%	35.85%	14.23%	15.06%	36.39%	14.63%	15.22%	31.49%	11.70%	13.56%